POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - PENSION PLANS WITH ACCUMULATED AND PROJECTED BENEFIT OBLIGATIONS IN EXCESS OF PLAN ASSETS (DETAILS) (USD $) In Millions	Jun. 30, 2011	Jun. 30, 2010
Accumulated Benefit Obligation Exceeds the Fair Value of Plan Assets
Projected benefit obligation	$ 6,817	$ 10,577
Accumulated benefit obligation	5,923	9,194
Fair value of plan assets	2,845	5,900
Projected Benefit Obligation Exceeds the Fair Value of Plan Assets
Projected benefit obligation	10,650	11,059
Accumulated benefit obligation	8,940	9,531
Fair value of plan assets	$ 6,214	$ 6,320